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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         PRE- EFFECTIVE AMENDMENT NO.                                  [ ]

         POST-EFFECTIVE AMENDMENT NO. 91                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940                                                       [X]

         AMENDMENT NO. 74                                              [X]

                        (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

100 FILLMORE STREET, DENVER, COLORADO 80206-4928
Address of Principal Executive Offices           (Zip Code)

REGISTRANT'S TELEPHONE NO., INCLUDING AREA CODE:  303-333-3863

THOMAS A. EARLY - 100 FILLMORE STREET, DENVER, COLORADO 80206-4928 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:  January 31, 2000

It is proposed that this filing will become effective  (check  appropriate box):
     [X] immediately  upon filing  pursuant to paragraph (b) of Rule
         485
     [ ] on January 31, 2000 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR JANUS INVESTMENT FUND, ALONG WITH PART C AND ALL EXHIBITS, ARE HEREBY INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 90 FILED ON JANUARY 31, 2000.

                             Janus Investment Fund

      Supplement Dated March 16, 2000 to Prospectus Dated January 31, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2000. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

Effective March 16, 2000, checks submitted with an order to purchase shares of a Janus fund that is closed to new investors at the time the order is received, or checks submitted without a specific fund designation, will be deemed an order to purchase shares of Janus Money Market Fund-Investor Shares (the "Money Market Fund"). Unless you later direct Janus to (1) purchase shares of another Janus fund (see "To Exchange Shares" in the Prospectus), or (2) redeem shares of the Money Market Fund and return the proceeds (including any dividends earned) to you (see "To Redeem Shares" in the Prospectus), then Janus will treat your inaction as approval of the purchase of the Money Market Fund. This means that if you do not instruct Janus otherwise, your investment will remain in the Money Market Fund.

Current shareholders of a Janus fund that is closed to new investors may continue to make subsequent investments into their existing account and may also open additional new accounts. If a shareholder of a closed fund submits an order for a new account in that closed fund, the order must clearly indicate that he or she is currently a shareholder of the closed fund. Otherwise, the investment will be deemed to be an order to purchase shares of the Money Market Fund. Unless you later request Janus to exchange these shares to a new account in the closed fund (or another fund), or direct Janus to redeem the shares, Janus will treat your inaction as approval of the purchase of the Money Market Fund. This means that if you do not instruct Janus otherwise, your investment will remain in the Money Market Fund.
                                                             (continued on back)

If an order is submitted to purchase shares of a fund, but the fund is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money Market Fund to the new fund.

Important Note: All orders for purchase, exchange, or redemption will receive the NAV next calculated after your order is received and accepted by the fund.

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